Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rental expenses under operating leases	$ 1,336,574	$ 672,601	$ 585,375